Cash Distributions and Earnings per Unit (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended													12 Months Ended
	Feb. 14, 2014	Nov. 13, 2013	Aug. 13, 2013	May 14, 2013	Feb. 14, 2013	Nov. 13, 2012	Aug. 13, 2012	May 14, 2012	Feb. 14, 2012	Nov. 11, 2011	Aug. 11, 2011	May 11, 2011	Feb. 14, 2011	Dec. 31, 2013
Net Income Loss [Abstract]
Quarterly cash distributions	$ 0.4425	$ 0.4425	$ 0.4425	$ 0.4425	$ 0.4425	$ 0.4425	$ 0.4425	$ 0.44	$ 0.44	$ 0.44	$ 0.44	$ 0.43	$ 0.43
Aggregate amount of cash distribution	$ 32,573	$ 32,573	$ 29,936	$ 29,936	$ 29,936	$ 27,563	$ 27,563	$ 26,923	$ 24,829	$ 24,829	$ 24,829	$ 23,939	$ 21,901
Description of the distribution amount per unit for all classes of units														The amount of the minimum quarterly distribution is $0.35 per unit or $1.40 per unit per year and is made in the following manner: First, 98% to all unitholders.